ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Mar. 31, 2026
Payables and Accruals [Abstract]
Schedule of accounts payable and accrued liabilities [Table Text Block]
	March 31, 2026	March 31, 2025
	$	$
Accounts payable	1,348,230	1,049,610
Accrued liabilities	512,941	486,043
EFF settlement accrual (Note 20)	-	612,500
	1,861,171	2,148,153